Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2020	Mar. 31, 2019
Statement of Financial Position [Abstract]
Common stock, shares par value	$ 0.01	$ 0.01
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	630,861,000	623,600,000
Common stock, shares outstanding	630,861,000	623,600,000